                                    GMO TRUST

            AMENDED AND RESTATED SUPPLEMENT DATED AUGUST 26, 2005 TO
                  GMO TRUST PROSPECTUS DATED JUNE 30, 2005 AND
        GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2005

Minimum Investment Criteria for Class III Eligibility - GMO Developed World Stock Fund and GMO Global Growth Fund
----------------------------------------------------------------------------

Notwithstanding references to the contrary in the table captioned "Minimum Investment Criteria for Class II and Class III Eligibility" on page 101 of the Prospectus, the Minimum Total Investment required to purchase Class III Shares of GMO Developed World Stock Fund and GMO Global Growth Fund is $5 million.

GMO Small Cap Value Fund, GMO Small Cap Growth Fund, and GMO Tax-Managed Small Companies Fund
-------------------------------------------------------------------------------

The Board of Trustees of GMO Trust has approved the following changes, effective August 31, 2005, to the Funds' names:

                 Current Name                    Name as of August 31, 2005
                 ------------                    --------------------------
      GMO Small Cap Value Fund                GMO Small/Mid Cap Value Fund
      GMO Small Cap Growth Fund               GMO Small/Mid Cap Growth Fund
      GMO Tax-Managed Small Companies Fund    GMO Tax-Managed Small/Mid Cap Fund

In connection with the Funds' name changes, effective August 31, 2005, the first paragraph of each Fund's "Principal investment strategies" is amended and restated to read as follows:

GMO Small/Mid Cap Value Fund
----------------------------

The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations ("small and mid cap companies"). As of May 31, 2005, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion and the median market capitalization was approximately $690 million. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Small/Mid Cap Growth Fund
-----------------------------

The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index and in companies with similar market capitalizations ("small and mid cap companies"). As of May 31, 2005, the market capitalization of companies that issue stocks included in the Russell 2500 Index, a U.S. stock index, ranged from $20 million to $8 billion. In addition, as of May 31, 2005, the average market capitalization of companies that issue stocks included in the Russell 2500 Index was approximately $2.4 billion and the median market capitalization was approximately $690 million. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Tax-Managed Small/Mid Cap Fund
----------------------------------

The Fund typically makes equity investments in small and mid cap companies that issue stocks traded in the U.S. market and uses quantitative models integrated with tax management techniques to provide investors subject to U.S. federal income tax exposure to the U.S. small and mid cap company equity market. The Manager considers

"small and mid cap companies" to be those chosen from among the 3,000 largest capitalized companies, excluding the top 500, with stocks traded in the U.S. market. Under normal circumstances, the Fund invests at least 80% of its assets in investments in small and mid cap companies.

GMO Global Growth Fund
----------------------

On page 31 of the Prospectus, under the caption "Fees and expenses", the heading that references "Class IV" in the "Annual Fund operating expenses" table should reference "Class III", which is the only class of shares the Fund currently offers.

GMO Domestic Bond Fund
----------------------

On page 51 of the Prospectus, under the caption "Fees and expenses - Annual Fund operating expenses", the "Net annual expenses" for the Fund's Class VI shares should be "0.16%."

GMO Developed World Stock Fund
------------------------------

On the inside back cover of the Prospectus, the Cusip number for the Fund's Class III shares should be "362013 20 3."

GMO Value Fund and GMO Real Estate Fund
---------------------------------------

Effective August 26, 2005, the GMO U.S. Active Division, which is responsible for the day-to-day management of the GMO Value Fund and GMO Real Estate Fund, merged into the GMO U.S. Quantitative Division. Mr. Soucy and Mr. Wilderman are the senior members of the GMO U.S. Quantitative Division. Day-to-day management of the GMO Value Fund and GMO Real Estate Fund has not been affected by this change.

                                    GMO TRUST

                  AMENDED AND RESTATED SUPPLEMENT DATED AUGUST
     26, 2005 TO GMO TRUST-CLASS M SHARES PROSPECTUS DATED JUNE 30, 2005 AND
GMO TRUST-CLASS M SHARES STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2005

Management of the Trust
-----------------------

The last row of the table on page 31 of the Prospectus is hereby amended and restated as follows:

         FUND                 SENIOR MEMBER        PRINCIPAL OCCUPATION DURING
                            (LENGTH OF SERVICE)         PAST 5 YEARS
-------------------------- --------------------- -------------------------------
Emerging Countries Fund    Arjun Divecha         Director of GMO's Emerging
                           (since 1993)          Markets Division since 1993.


GMO Value Fund and GMO Real Estate Fund
---------------------------------------

Effective August 26, 2005, the GMO U.S. Active Division, which is responsible for the day-to-day management of the GMO Value Fund and GMO Real Estate Fund, merged into the GMO U.S. Quantitative Division. Mr. Soucy and Mr. Wilderman are the senior members of the GMO U.S. Quantitative Division. Day-to-day management of the GMO Value Fund and GMO Real Estate Fund has not been affected by this change.

                                    GMO TRUST

                       SUPPLEMENT DATED AUGUST 26, 2005 TO
                 GMO TRUST PROSPECTUS DATED AUGUST 17, 2005 AND
      GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 17, 2005
         RELATING TO THE GMO U.S. CORE EQUITY FUND, GMO U.S. VALUE FUND,
              GMO U.S. INTRINSIC VALUE FUND, GMO U.S. GROWTH FUND,
     GMO U.S. SMALL/MID CAP VALUE FUND, GMO U.S. SMALL/MID CAP GROWTH FUND, GMO INTERNATIONAL CORE EQUITY FUND, AND GMO INTERNATIONAL GROWTH EQUITY FUND


GMO U.S. Value Fund
-------------------

Effective August 26, 2005, the GMO U.S. Active Division, which is responsible for the day-to-day management of the GMO U.S. Value Fund, merged into the GMO U.S. Quantitative Division. Mr. Soucy and Mr. Wilderman are the senior members of the GMO U.S. Quantitative Division. Day-to-day management of the GMO U.S. Value Fund has not been affected by this change.

                                    GMO TRUST

                      SUPPLEMENT DATED AUGUST 26, 2005 TO
                 GMO TRUST PROSPECTUS DATED AUGUST 17, 2005 AND
      GMO TRUST STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 17, 2005
                        RELATING TO CLASS M SHARES OF THE
    GMO U.S. CORE EQUITY FUND, GMO U.S. VALUE FUND, AND GMO U.S. GROWTH FUND


GMO U.S. Value Fund
-------------------

Effective August 26, 2005, the GMO U.S. Active Division, which is responsible for the day-to-day management of the GMO U.S. Value Fund, merged into the GMO U.S. Quantitative Division. Mr. Soucy and Mr. Wilderman are the senior members of the GMO U.S. Quantitative Division. Day-to-day management of the GMO U.S. Value Fund has not been affected by this change.